Discontinued operation (Details 1) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Net cash used in operating activities	¥ (9,098,000)	¥ (11,017,000)	¥ (7,435,000)
Net cash generated from financing activities	8,272,000	14,785,000	6,628,000
Net increase/(decrease) in cash generated by discontinued operations	(826,000)	3,768,000	¥ (807,000)
Discontinued operations [member]
Statement [Line Items]
Net cash used in investing activities	0	0
Net cash used in operating activities	0	0
Net cash generated from financing activities	0	0
Net increase/(decrease) in cash generated by discontinued operations	¥ 0	¥ 0